Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands		Sep. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Principal Outstanding		$ 2,592,367	$ 2,639,448
Unamortized debt issuance cost		(71,743)	(24,220)
Total		2,520,624	2,615,228
Short-term debt	[1]	114,839	10,190
Non-current debt		$ 2,405,785	$ 2,605,038

[1]	Short-term debt consists of $45,000 outstanding under the line of credit, $10,190 under the Term Loan Facility (USD), $32,545 under the Extended Term Loan Facility (USD), and $27,104 under the Extended Term Loan Facility (EUR).